UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490
Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock
Regional Bank Fund

Semiannual Report
4.30.10

A look at performance

For the period ended April 30, 2010

	Average annual returns (%)			Cumulative total returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)
	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	42.12	–2.05	5.20	19.86	42.12	–9.84	66.06
Class B	43.50	–1.94	5.15	20.68	43.50	–9.31	65.24
Class C	47.54	–1.74	5.00	24.73	47.54	–8.42	62.94

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.52%, Class B — 2.22% and Class C — 2.22%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Regional Bank Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Regional Bank Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500 Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	4-30-00	$16,524	$16,524	$9,808

Class C2	4-30-00	16,294	16,294	9,808

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of April 30, 2010. The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P Composite 1500 Banks Index (also known as S&P 1500 Regional Banks Index)3 — is an unmanaged index of banking sector stocks in the S&P 1500 Index.

S&P 500 Index — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Total return for index is not available for the 10-year period.

Semiannual report | Regional Bank Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2009 with the same investment held until April 30, 2010.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,261.90	$8.19

Class B	1,000.00	1,256.80	12.09

Class C	1,000.00	1,257.30	12.09

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Regional Bank Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2009, with the same investment held until April 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,017.60	$7.30

Class B	1,000.00	1,014.10	10.79

Class C	1,000.00	1,014.10	10.79

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.46%, 2.16% and 2.16% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Regional Bank Fund	9

Portfolio summary

Top 10 Holdings[1]

Bank of America Corp.	5.7%	Cullen/Frost Bankers, Inc.	4.3%

PNC Financial Services Group, Inc.	5.2%	East West Bancorp, Inc.	4.1%

U.S. Bancorp	4.9%	BB&T Corp.	3.4%

JPMorgan Chase & Company	4.9%	TCF Financial Corp.	3.4%

Wells Fargo & Company	4.4%	State Street Corp.	3.1%

Sector Composition[2,3]

Commercial Banks	75%	Capital Markets	4%

Diversified Financial Services	11%	Short-Term Investments & Other	4%

Thrifts & Mortgage Finance	6%

1 As a percentage of net assets on April 30, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2010.

3 Investments focused on one sector may fluctuate more widely than those investments across multiple sectors.

10	Regional Bank Fund | Semiannual report

Fund’s investments

As of 4-30-10 (unaudited)

	Shares	Value

Common Stocks 92.19%		$735,777,730

(Cost $409,645,441)

Financials 92.19%		735,777,730

Capital Markets 4.33%

Northern Trust Corp.	176,543	9,706,334

State Street Corp.	571,159	24,845,417

Commercial Banks 72.12%

1st United Bancorp, Inc. (I)	339,927	3,042,347

Ameris Bancorp	336,907	3,749,775

Bank of Marin Bancorp	30,579	1,025,008

Bar Harbor Bankshares	48,939	1,438,807

BB&T Corp.	827,572	27,508,493

Bond Street Holdings LLC, Class A (I)(S)	371,808	7,436,160

Bryn Mawr Bank Corp.	383,894	7,052,133

Centerstate Banks, Inc.	498,314	5,994,717

Citizens South Banking Corp.	251,100	1,611,637

City Holding Company	94,723	3,319,094

CoBiz Financial, Inc.	179,696	1,283,029

Comerica, Inc.	296,939	12,471,438

Commerce Bancshares, Inc.	565,981	23,442,933

Cullen/Frost Bankers, Inc.	584,262	34,681,792

CVB Financial Corp.	398,878	4,391,647

Eagle Bancorp, Inc. (I)	128,809	1,622,993

East West Bancorp, Inc.	1,847,524	32,573,696

Fifth Third Bancorp	453,983	6,768,887

First California Financial Group, Inc. (I)	391,417	1,291,676

First Michigan Bank	830,801	4,984,806

First Southern Bancorp, Inc., Class B (I)	140,985	2,009,036

FirstMerit Corp.	136,971	3,218,819

FNB Corp.	1,954,131	18,212,501

Glacier Bancorp, Inc.	283,676	5,245,169

Hancock Holding Company	465,738	19,039,369

Heartland Financial USA, Inc.	85,731	1,638,319

Heritage Financial Corp. (I)	186,223	2,851,074

Heritage Oaks Bancorp (I)	76,734	296,193

Horizon Bancorp	3,715	81,730

IBERIABANK Corp.	270,346	16,664,127

Independent Bank Corp.	661,869	17,168,882

KeyCorp	1,883,441	16,988,638

See notes to financial statements	Semiannual report | Regional Bank Fund	11

	Shares	Value
Commercial Banks (continued)

Lakeland Financial Corp.	200,114	$4,174,378

M&T Bank Corp.	273,493	23,889,614

MainSource Financial Group, Inc.	56,486	456,972

MB Financial, Inc.	454,133	11,126,259

Pacific Continental Corp.	480,508	5,569,088

PNC Financial Services Group, Inc.	615,374	41,359,287

Prosperity Bancshares, Inc.	46,042	1,805,767

S.Y. Bancorp, Inc.	59,077	1,402,488

Sandy Spring Bancorp, Inc.	140,205	2,446,577

Signature Bank (I)	286,464	11,567,416

Southcoast Financial Corp. (I)	138,220	522,472

Southwest Bancorp, Inc.	59,189	867,711

SunTrust Banks, Inc.	473,631	14,019,478

SVB Financial Group (I)	490,554	24,149,973

TCF Financial Corp.	1,446,871	26,955,207

TriCo Bancshares	377,716	7,191,713

U.S. Bancorp	1,464,308	39,199,525

Union Bankshares Corp.	160,067	2,685,924

Univest Corp. of Pennsylvania	99,800	1,953,086

Washington Banking Company	225,985	3,251,924

Washington Trust Bancorp, Inc.	401,890	7,278,228

Wells Fargo & Company	1,051,754	34,823,575

WesBanco, Inc.	242,064	4,666,994

Westamerica Bancorp.	258,114	15,169,360

Diversified Financial Services 10.57%

Bank of America Corp.	2,538,720	45,265,378

JPMorgan Chase & Company	917,829	39,081,159

Thrifts & Mortgage Finance 5.17%

Berkshire Hill Bancorp, Inc.	386,034	8,106,714

Dime Community Bancshares	265,847	3,389,549

ESSA Bancorp, Inc.	84,778	1,070,746

First Financial Holdings, Inc.	156,562	2,210,655

Flushing Financial Corp.	446,713	6,079,764

Home Federal Bancorp, Inc.	149,730	2,385,199

People’s United Financial, Inc.	723,489	11,235,784

Washington Federal, Inc.	91,877	1,889,910

WSFS Financial Corp.	115,725	4,873,180

Preferred Stocks 1.52%		$12,114,055

(Cost $9,888,141)

Financials 1.52%		12,114,055

Commercial Banks 0.70%

Citizens South Banking Corp. (I)	1,395	1,913,968

First Southern Bancorp, Inc. (I)	241	171,327

Heritage Oaks Bancorp (I)	3,210	3,511,246

12	Regional Bank Fund | Semiannual report	See notes to financial statements

			Shares	Value
Diversified Financial Services 0.37%

Bank of America Corp., 8.200%			68,315	$1,743,399

Citigroup, Inc., 8.500%			11,251	233,008

Citigroup, Inc., 8.125%			48,040	964,643

Thrifts & Mortgage Finance 0.45%

Doral Financial Corp. (I)			3,502	3,576,464

			Shares	Value

Convertible Preferred Stocks 1.59%				$12,699,709

(Cost $6,833,751)

Financials 1.59%				12,699,709

Commercial Banks 1.59%

Huntington Bancshares, Inc., 8.500%			6,285	6,356,396

Keycorp, Series A, 7.750%			25,000	2,625,000

Monarch Financial Holdings, Inc., Series B, 7.800%			59,575	1,638,313

Webster Financial Corp., Series A, 8.500%			2,000	2,080,000

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 0.96%				$7,631,283

(Cost $7,073,143)

Financials 0.96%				7,631,283

Commercial Banks 0.96%

Banponce Trust I, Series A	8.327%	02-01-27	$100,000	72,387

City National Capital Trust I	9.625	02-01-40	3,225,000	3,615,896

First Midwest Capital Trust I, Series B	6.950	12-01-33	2,000,000	1,585,000

Webster Capital Trust IV,
(7.650% to 6/15/17 then 3 month
LIBOR + 1.890%)	7.650	06-15-37	3,275,000	2,358,000

			Shares	Value

Warrants 0.05%				$421,030

(Cost $385,688)

Financials 0.05%				421,030

Thrifts & Mortgage Finance 0.05%

Washington Federal, Inc. (Expiration Date:
11-14-2018, Strike Price: $17.57) (I)			51,979	421,030

		Maturity
	Yield*	date	Par value	Value

Short-Term Investments 2.57%				$20,496,247

(Cost $20,496,525)

Short-Term Investments 2.57%				20,496,247
Federal Home Loan Bank Discount Note	0.060%	05-03-10	$5,500,000	5,499,982

U.S. Treasury Bills	0.155	07-01-10	15,000,000	14,996,265

See notes to financial statements	Semiannual report | Regional Bank Fund	13

Total investments (Cost $454,322,689)† 98.88%	$789,140,054

Other assets and liabilities, net 1.12%	$8,928,748

Total net assets 100.00%	$798,068,802

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $458,745,324. Net unrealized appreciation aggregated $330,394,730, of which $343,691,157 related to appreciated investment securities and $13,296,427 related to depreciated investment securities.

14	Regional Bank Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $454,322,689)	$789,140,054
Cash	832,293
Receivable for fund shares sold	1,999,982
Dividends and interest receivable	818,294
Other assets	8,300,035

Total assets	801,090,658

Liabilities

Payable for investments purchased	1,297,337
Payable for fund shares repurchased	912,341
Payable to affiliates
Accounting and legal services fees	11,269
Transfer agent fees	371,721
Distribution and service fees	235,326
Trustees’ fees	88,924
Other liabilities and accrued expenses	104,938

Total liabilities	3,021,856

Net assets

Capital paid-in	$440,892,842
Distributions in excess of net investment income	(257,800)
Accumulated net realized gain on investments	22,616,395
Net unrealized appreciation (depreciation) on investments	334,817,365

Net assets	$798,068,802

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($721,641,724 ÷ 43,930,427 shares)	$16.43
Class B ($36,819,703 ÷ 2,291,451 shares)[1]	$16.07
Class C ($39,607,375 ÷ 2,461,707 shares)[1]	$16.09

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$17.29

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Regional Bank Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,974,777
Interest	270,461

Total investment income	6,245,238

Expenses

Investment management fees (Note 4)	2,763,191
Distribution and service fees (Note 4)	1,275,643
Accounting and legal services fees (Note 4)	69,558
Transfer agent fees (Note 4)	958,897
Trustees’ fees (Note 4)	21,919
State registration fees	17,421
Printing and postage fees	86,090
Professional fees	62,163
Custodian fees	47,855
Registration and filing fees	7,657
Other	24,075

Total expenses	5,334,469
Less expense reductions (Note 4)	(3,691)

Net expenses	5,330,778

Net investment income	914,460

Realized and unrealized gain (loss)

Net realized gain on
Investments	28,239,084
28,239,084
Change in net unrealized appreciation (depreciation) of
Investments	135,105,527
135,105,527
Net realized and unrealized gain	163,344,611

Increase in net assets from operations	$164,259,071

16	Regional Bank Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month
	period ended	Year
	4-30-10	ended
	(Unaudited)	10-31-09

Increase (decrease) in net assets

From operations
Net investment income	$914,460	$9,506,401
Net realized gain (loss)	28,239,084	(5,435,929)
Change in net unrealized appreciation (depreciation)	135,105,527	(137,214,813)

Increase (decrease) in net assets resulting from operations	164,259,071	(133,144,341)

Distributions to shareholders
From net investment income
Class A	(1,427,013)	(9,777,827)
Class B	(8,617)	(391,635)
Class C	(7,110)	(273,095)
From net realized gain
Class A	—	(99,737,743)
Class B	—	(7,054,459)
Class C	—	(4,686,344)

Total distributions	(1,442,740)	(121,921,103)

From Fund share transactions (Note 5)	(10,432,379)	(5,130,327)

Total increase (decrease)	152,383,952	(260,195,771)

Net assets

Beginning of period	645,684,850	905,880,621

End of period	$798,068,802	$645,684,850

Undistributed (distributions in excess of) net
investment income	($257,800)	$270,480

See notes to financial statements	Semiannual report | Regional Bank Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of period	$13.05	$18.19	$34.06	$41.79	$41.76	$45.33
Net investment income[2]	0.02	0.19	0.47	0.66	0.67	0.68
Net realized and unrealized gain (loss)
on investments	3.39	(2.78)	(7.04)	(2.28)	4.33	0.52
Total from investment operations	3.41	(2.59)	(6.57)	(1.62)	5.00	1.20
Less distributions
From net investment income	(0.03)	(0.22)	(0.52)	(0.68)	(0.70)	(0.69)
From net realized gain	—	(2.33)	(8.78)	(5.43)	(4.27)	(4.08)
Total distributions	(0.03)	(2.55)	(9.30)	(6.11)	(4.97)	(4.77)
Net asset value, end of period	$16.43	$13.05	$18.19	$34.06	$41.79	$41.76
Total return (%)[3]	26.19[4,5]	(12.98)[4]	(23.53)	(5.01)	12.96	2.61

Ratios and supplemental data

Net assets, end of period (in millions)	$722	$584	$813	$1,268	$1,702	$1,717
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.46[6]	1.55	1.35	1.27	1.29	1.33
Expenses net of fee waivers	1.46[6]	1.54	1.35	1.27	1.29	1.33
Expenses net of fee waivers and credits	1.46[6]	1.54	1.35	1.27	1.29	1.33
Net investment income	0.33[6]	1.56	2.33	1.76	1.66	1.62
Portfolio turnover (%)	12	37	23	13	7	3

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

18	Regional Bank Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of period	$12.79	$17.89	$33.66	$41.37	$41.39	$44.96
Net investment income (loss)[2]	(0.03)	0.11	0.34	0.38	0.38	0.35
Net realized and unrealized gain (loss)
on investments	3.31	(2.75)	(6.97)	(2.25)	4.28	0.55
Total from investment operations	3.28	(2.64)	(6.63)	(1.87)	4.66	0.90
Less distributions
From net investment income	—[3]	(0.13)	(0.36)	(0.41)	(0.41)	(0.39)
From net realized gain	—	(2.33)	(8.78)	(5.43)	(4.27)	(4.08)
Total distributions	—	(2.46)	(9.14)	(5.84)	(4.68)	(4.47)
Net asset value, end of period	$16.07	$12.79	$17.89	$33.66	$41.37	$41.39
Total return (%)[4]	25.68[5,6]	(13.60)[5]	(24.09)[5]	(5.70)	12.16	1.90

Ratios and supplemental data
Net assets, end of period (in millions)	$37	$34	$55	$125	$261	$385
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.17[7]	2.26	2.07	1.98	1.99	2.03
Expenses net of fee waivers	2.17[7]	2.24	2.06	1.98	1.99	2.03
Expenses net of fee waivers and credits	2.17[7]	2.24	2.06	1.98	1.99	2.03
Net investment income (loss)	(0.37)[7]	0.90	1.64	1.03	0.95	0.84
Portfolio turnover (%)	12	37	23	13	7	3

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Less than ($0.005) per share.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

CLASS C SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of period	$12.80	$17.90	$33.66	$41.37	$41.39	$44.96
Net investment income (loss)[2]	(0.03)	0.10	0.31	0.38	0.39	0.37
Net realized and unrealized gain (loss)
on investments	3.32	(2.74)	(6.93)	(2.25)	4.27	0.53
Total from investment operations	3.29	(2.64)	(6.62)	(1.87)	4.66	0.90
Less distributions
From net investment income	—[3]	(0.13)	(0.36)	(0.41)	(0.41)	(0.39)
From net realized gain	—	(2.33)	(8.78)	(5.43)	(4.27)	(4.08)
Total distributions	—	(2.46)	(9.14)	(5.84)	(4.68)	(4.47)
Net asset value, end of period	$16.09	$12.80	$17.90	$33.66	$41.37	$41.39
Total return (%)[4]	25.73[5,6]	(13.59)[5]	(24.06)	(5.70)	12.16	1.90

Ratios and supplemental data

Net assets, end of period (in millions)	$40	$28	$37	$35	$45	$43
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.16[7]	2.25	2.06	1.98	1.99	2.03
Expenses net of fee waivers	2.16[7]	2.23	2.06	1.98	1.99	2.03
Expenses net of fee waivers and credits	2.16[7]	2.23	2.06	1.98	1.99	2.03
Net investment income (loss)	(0.38)[7]	0.86	1.59	1.04	0.96	0.90
Portfolio turnover (%)	12	37	23	13	7	3

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Less than ($0.005) per share.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements	Semiannual report | Regional Bank Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Regional Bank Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation. Moderate income is a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERV-
	4-30-10	PRICE	INPUTS	ABLE INPUTS

Industry
Capital Markets	$34,551,751	$34,551,751	—	—
Commercial Banks	601,565,474	539,651,351	$9,711,283	$52,202,840
Diversified Financial Services	87,287,587	87,287,587	—	—
Thrifts & Mortgage Finance	45,238,995	41,662,531	3,576,464	—
Short-Term Investments	20,496,247	—	20,496,247	—

Total Investments in Securities	$789,140,054	$703,153,220	$33,783,994	$52,202,840

20	Regional Bank Fund | Semiannual report

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

COMMERCIAL BANKS

Balance as of 10/31/09	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$17,089,959
Net purchases (sales)	35,112,881
Net transfers in and/out of Level 3	—
Balance as of 4/30/10	$52,202,840

During the six-month period ended April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Capital commitments. The Fund may enter into agreements relating to certain capital commitments and may be obligated to perform under such agreements at a future date. Capital commitments are monitored for impairment and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and the Statement of Operations. At April 30,

Semiannual report | Regional Bank Fund	21

2010, the Fund has a funded commitment of $8,170,780 and this amount has been recorded as Other Assets. In addition, there was no unrealized appreciation (depreciation) associated with these commitments.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six-month period ended April 30, 2010, there were no significant borrowings under the line of credit by the Fund.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $1,200,054 available to offset future net realized capital gains as of October 31, 2009. The loss carryforward of $1,200,054 expires on October 31, 2017.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

22	Regional Bank Fund | Semiannual report

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.800% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.750% of the next $500,000,000 of the Fund’s average daily net assets; (c) 0.735% of the next $1,000,000,000 of the Fund’s average daily net assets; and (d) 0.725% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six-month period ended April 30, 2010 were equivalent to an annual effective rate of 0.79% of the Fund’s average daily net assets.

The Adviser has voluntarily waived certain other expenses. Accordingly, these expense reductions amounted to $3,338, $193 and $160 for Class A, Class B and Class C shares, respectively, for the six-month period ended April 30, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six-month period ended April 30, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees

Class A	0.30%
Class B	1.00%
Class C	1.00%

Semiannual report | Regional Bank Fund	23

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $238,228 for the six-month period ended April 30, 2010. Of this amount, $37,704 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $193,115 was paid as sales commissions to broker-dealers and $7,409 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six-month period ended April 30, 2010, CDSCs received by the Distributor amounted to $32,437 and $2,891 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Class level expenses for the six-month period ended April 30, 2010 were:

	Distribution and	Transfer
Class	service fees	agent fees

Class A	$949,735	$868,828
Class B	172,742	48,329
Class C	153,166	41,740
Total	$1,275,643	$958,897

Trustees expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

24	Regional Bank Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six-month period ended April 30, 2010 and for the year ended October 31, 2009 were as follows:

	For the six-month period
		ended 4-30-10	Year ended 10-31-09

	Shares	Amount	Shares	Amount
Class A shares

Sold	3,380,721	$51,496,358	4,619,892	$57,143,495
Distributions reinvested	82,207	1,147,123	7,374,057	89,203,588
Repurchased	(4,297,909)	(63,018,334)	(11,935,599)	(147,803,968)
Net increase (decrease)	(834,981)	($10,374,853)	58,350	($1,456,885)

Class B shares

Sold	137,413	$2,043,382	370,128	$4,513,414
Distributions reinvested	58	1,421	522,296	6,205,774
Repurchased	(489,795)	(7,067,867)	(1,343,602)	(15,483,354)
Net decrease	(352,324)	($5,023,064)	(451,178)	($4,764,166)

Class C shares

Sold	566,532	$8,670,872	574,891	$6,961,666
Distributions reinvested	426	5,717	334,462	3,976,291
Repurchased	(259,482)	(3,711,051)	(836,033)	(9,847,233)
Net increase	307,476	$4,965,538	73,320	$1,090,724

Net decrease	(879,829)	($10,432,379)	(319,508)	($5,130,327)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $82,042,602 and $104,321,693, respectively, for the six-month period ended April 30, 2010.

Semiannual report | Regional Bank Fund	25

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer

Andrew G. Arnott	Legal counsel
Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

26	Regional Bank Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Regional Bank Fund.	010SA 4/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/10

MUTUAL FUNDS

John Hancock
Small Cap Equity Fund

Semiannual Report
4.30.10

A look at performance

For the period ended April 30, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	41.54	3.16	–0.73	—	22.12	41.54	16.81	–7.11	—
Class B	42.98	3.12	–0.78	—	23.12	42.98	16.60	–7.56	—
Class C	47.02	3.49	–0.92	—	27.17	47.02	18.73	–8.84	—
Class I1	50.10	4.89	—	1.03[2]	29.02	50.10	26.95	—	9.37[2]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until February 28, 2011 for Class A, Class B, and Class C shares. The net expenses are as follows: Class A — 1.64%, Class B — 2.34%, and Class C — 2.34%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.74%, Class B — 2.44%, and Class C — 2.44%. For Class I, the net expenses equal the gross expenses and are as follows: Class I — 0.86%. The Fund’s annual operating expenses will likely vary throughout the period and from year to year.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I shares prospectus.

2 From August 15, 2001.

6	Small Cap Equity Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Small Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Growth Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	4-30-00	$9,244	$9,244	$9,938

Class C2	4-30-00	9,116	9,116	9,938

Class I3	8-15-01	10,937	10,937	14,244

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2010. The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Growth Index is an unmanaged index of stocks in the Russell 2000 Index with high price-to-book ratios and higher forecasted values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I shares prospectus.

Semiannual report | Small Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2009 with the same investment held until April 30, 2010.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,285.80	$9.29

Class B	1,000.00	1,281.20	13.24

Class C	1,000.00	1,281.70	13.24

Class I	1,000.00	1,290.20	5.22

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2009, with the same investment held until April 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,016.70	$8.20

Class B	1,000.00	1,013.20	11.68

Class C	1,000.00	1,013.20	11.68

Class I	1,000.00	1,020.20	4.61

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.64%, 2.34%, 2.34% and 0.92% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Small Cap Equity Fund	9

Portfolio summary

Top 10 Holdings[1]

Evercore Partners, Inc., Class A	2.4%	Concur Technologies, Inc.	2.1%

Netlogic Microsystems, Inc.	2.4%	VistaPrint NV	1.9%

Constant Contact, Inc.	2.3%	Brigham Exploration Company	1.9%

East West Bancorp, Inc.	2.3%	Bally Technologies, Inc.	1.8%

Silicon Laboratories, Inc.	2.2%	Copa Holdings SA, Class A	1.8%

Sector Composition[2,3]

Information Technology	26%	Financials	9%

Health Care	20%	Materials	9%

Consumer Discretionary	16%	Energy	6%

Industrials	10%	Short-Term Investments & Other	4%

1 As a percentage of net assets on April 30, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Small Cap Equity Fund | Semiannual report

Fund’s investments

As of 4-30-10 (unaudited)

	Shares	Value
Common Stocks 95.86%		$442,871,219

(Cost $339,715,479)

Consumer Discretionary 16.45%		76,005,721

Auto Components 0.59%

Cooper Tire & Rubber Company (L)	127,386	2,703,131

Diversified Consumer Services 0.63%

American Public Education, Inc. (I)(L)	68,326	2,893,606

Hotels, Restaurants & Leisure 4.93%

7 Days Group Holdings, Ltd., ADR (I)	373,923	3,926,192

Bally Technologies, Inc. (I)	184,045	8,488,155

Penn National Gaming, Inc. (I)	206,140	6,382,094

WMS Industries, Inc. (I)	80,000	4,001,600

Household Durables 2.55%

iRobot Corp. (I)(L)	378,524	7,638,614

Tempur-Pedic International, Inc. (I)(L)	123,385	4,158,075

Media 1.54%

Imax Corp. (I)(L)	376,465	7,115,189

Specialty Retail 3.79%

A.C. Moore Arts & Crafts, Inc. (I)(V)	1,217,400	4,966,992

CarMax, Inc. (I)(L)	173,698	4,267,760

DSW, Inc., Class A (I)(L)	192,625	5,817,275

O’Reilly Automotive, Inc. (I)(L)	50,737	2,480,532

Textiles, Apparel & Luxury Goods 2.42%

G-III Apparel Group, Ltd. (I)	202,710	5,797,506

Skechers U.S.A., Inc., Class A (I)	140,000	5,369,000

Consumer Staples 0.65%		2,993,065

Food Products 0.65%

Smart Balance, Inc. (I)	450,085	2,993,065

Energy 5.54%		25,607,414

Energy Equipment & Services 0.46%

Dril-Quip, Inc. (I)	36,896	2,137,385

Oil, Gas & Consumable Fuels 5.08%

Atlas Energy, Inc. (I)	117,361	4,234,385

Brigham Exploration Company (I)(L)	444,035	8,663,123

Kodiak Oil & Gas Corp. (I)	1,348,441	5,366,795

Rex Energy Corp. (I)	391,408	5,205,726

See notes to financial statements	Semiannual report | Small Cap Equity Fund	11

	Shares	Value
Financials 9.32%		$43,052,504

Capital Markets 4.20%

Evercore Partners, Inc., Class A	313,602	11,239,496

Harris & Harris Group, Inc. (I)(L)	518,671	2,515,554

Lazard, Ltd., Class A	145,853	5,638,677

Commercial Banks 2.90%

East West Bancorp, Inc.	591,626	10,430,958

IBERIABANK Corp.	47,742	2,942,817

Consumer Finance 0.75%

Cardtronics, Inc. (I)	249,478	3,477,723

Insurance 1.47%

Assured Guaranty, Ltd. (L)	315,883	6,807,279

Health Care 19.52%		90,206,063

Biotechnology 4.84%

AMAG Pharmaceuticals, Inc. (I)(L)	172,200	5,880,630

BioMarin Pharmaceutical, Inc. (I)(L)	190,654	4,455,584

Human Genome Sciences, Inc. (I)	94,000	2,602,860

Isis Pharmaceuticals, Inc. (I)(L)	231,333	2,486,830

Onyx Pharmaceuticals, Inc. (I)	118,877	3,431,979

United Therapeutics Corp. (I)	62,019	3,528,261

Health Care Equipment & Supplies 9.36%

Align Technology, Inc. (I)(L)	478,146	8,118,919

ArthroCare Corp. (I)(L)	118,000	3,649,740

Conceptus, Inc. (I)(L)	210,698	3,990,620

Electro-Optical Sciences, Inc. (I)(L)	189,909	1,352,152

NuVasive, Inc. (I)(L)	119,359	4,965,334

RTI Biologics, Inc. (I)	1,045,383	4,003,817

SenoRx, Inc. (I)	352,053	3,464,202

Somanetics Corp. (I)	156,788	3,171,821

SonoSite, Inc. (I)(L)	124,232	4,164,257

Thoratec Corp. (I)(L)	142,706	6,363,261

Health Care Providers & Services 0.36%

Sharps Compliance Corp. (I)(L)	245,729	1,641,470

Health Care Technology 1.04%

SXC Health Solutions Corp. (I)	68,884	4,801,215

Pharmaceuticals 3.92%

Eurand NV (I)	252,192	2,597,578

Impax Laboratories, Inc. (I)	209,490	3,791,769

Inspire Pharmaceuticals, Inc. (I)	782,390	5,359,372

Par Pharmaceutical Companies, Inc. (I)	166,500	4,518,810

Somaxon Pharmaceuticals, Inc. (I)(L)	259,469	1,865,582

Industrials 9.80%		45,253,319

Air Freight & Logistics 0.49%

Atlas Air Worldwide Holdings, Inc. (I)	40,521	2,239,596

Airlines 2.89%

Copa Holdings SA, Class A	145,614	8,253,402

UAL Corp. (I)(L)	236,470	5,103,023

12	Small Cap Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value
Building Products 0.43%

Quanex Building Products Corp.	103,778	$1,971,782

Commercial Services & Supplies 1.82%

Corrections Corp. of America (I)	239,784	4,968,324

EnerNOC, Inc. (I)(L)	118,723	3,452,465

Electrical Equipment 1.03%

Fushi Copperweld, Inc. (I)	427,947	4,733,094

Machinery 1.84%

Flow International Corp. (I)	1,511,815	4,777,335

Graham Corp.	209,055	3,731,632

Professional Services 1.30%

FTI Consulting, Inc. (I)(L)	146,430	6,022,666

Information Technology 25.56%		118,091,843

Communications Equipment 0.79%

Comtech Telecommunications Corp. (I)(L)	116,439	3,637,554

Internet Software & Services 8.38%

Ancestry.com, Inc. (I)(L)	221,299	4,344,099

Constant Contact, Inc. (I)(L)	413,293	10,559,636

Dice Holdings, Inc. (I)	347,950	3,016,726

IAC/InterActiveCorp (I)	178,323	3,998,002

TechTarget, Inc. (I)(L)	613,818	2,977,017

The Knot, Inc. (I)	643,493	5,218,728

VistaPrint NV (I)	167,195	8,623,918

IT Services 1.10%

Telvent GIT SA	175,293	5,065,968

Semiconductors & Semiconductor Equipment 7.58%

Atmel Corp. (I)	1,282,375	6,976,120

Cypress Semiconductor Corp. (I)	518,157	6,679,044

Netlogic Microsystems, Inc. (I)(L)	353,320	11,012,984

Silicon Laboratories, Inc. (I)	213,812	10,337,810

Software 7.71%

Concur Technologies, Inc. (I)(L)	229,272	9,608,790

Monotype Imaging Holdings, Inc. (I)	557,792	5,823,348

NetSuite, Inc. (I)(L)	438,142	6,173,421

Rosetta Stone, Inc. (I)(L)	313,804	8,108,695

Ultimate Software Group, Inc. (I)(L)	177,279	5,929,983

Materials 9.02%		41,661,290

Chemicals 2.70%

LSB Industries, Inc. (I)	344,819	6,123,985

Neo Material Technologies, Inc. (I)	1,593,379	6,337,125

Metals & Mining 2.72%

Avalon Rare Metals, Inc. (I)	2,169,437	5,510,088

Consolidated Thompson Iron Mines, Ltd. (I)	372,105	3,164,981

Metals USA Holdings Corp. (I)(L)	217,015	3,897,589

See notes to financial statements	Semiannual report | Small Cap Equity Fund	13

			Shares	Value
Paper & Forest Products 3.60%

Buckeye Technologies, Inc. (I)			363,760	$5,136,291

KapStone Paper and Packaging Corp. (I)			613,606	7,915,517

Schweitzer-Mauduit International, Inc.			62,820	3,575,714

Warrants 0.05%				$221,547

(Cost $140,182)

Information Technology 0.00%

Software 0.00%

Access Integrated Technologies, Inc., (Expiration date 7-20-2010;
strike price $11.00) (I)			75,000	0

Materials 0.05%				221,547

Metals & Mining 0.05%

Avalon Rare Metals, Inc., (Expiration date 9-17-2011;
strike price CAD 3.00) (I)			595,626	221,547

Short-Term Investments 31.78%				$146,847,619

(Cost $146,834,226)
		Maturity
	Yield*	date	Par value	Value
Short-Term Securities 3.31%				$15,299,949
Federal Home Loan Bank Discount Notes	0.060%	05-03-2010	$15,300,000	15,299,949

			Shares	Value
Securities Lending Collateral 28.47%				131,547,670
John Hancock Collateral Investment Trust (W)		0.2377% (Y)	13,144,120	131,547,670

Total investments (Cost $486,689,887)† 127.69%				$589,940,385

Other assets and liabilities, net (27.69%)			($127,915,806)

Total net assets 100.00%				$462,024,579

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

CAD Canadian Dollars

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2010.

(V) The Fund owns 5% or more of the outstanding voting securities of the issuer.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also it, represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of April 30, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $490,663,244. Net unrealized appreciation aggregated $99,277,141, of which $117,728,176 related to appreciated investment securities and $18,451,035 related to depreciated investment securities.

14	Small Cap Equity Fund | Semiannual report	See notes to financial statements

The portfolio had the following country concentration as a percentage of total net assets on April 30, 2010:

United States	83%
Canada	5%
Netherlands	2%
China	2%
Panama	2%
Bermuda	1%
Spain	1%
Short-Term and Other	4%

See notes to financial statements	Semiannual report | Small Cap Equity Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $355,155,610) including
$125,953,365 of securities loaned (Note 2)	$458,392,715
Investments in affiliated issuers, at value (Cost $131,534,277) (Note 2)	131,547,670

Total investments, at value (Cost $486,689,887)	589,940,385
Cash	67,520
Receivable for investments sold	12,064,182
Receivable for fund shares sold	244,192
Receivable for securities lending income	71,194
Receivable due from adviser	80,250
Other assets	68,514

Total assets	602,536,237

Liabilities

Payable for investments purchased	7,964,356
Payable for fund shares repurchased	532,664
Payable upon return of securities loaned (Note 2)	131,550,921
Written options, at value (Premiums received $41,400) (Note 3)	4,400
Payable to affiliates
Accounting and legal services fees	6,598
Transfer agent fees	251,152
Distribution and service fees	20,859
Trustees’ fees	72,022
Other liabilities and accrued expenses	108,686

Total liabilities	140,511,658

Net assets

Capital paid-in	$726,491,022
Accumulated net investment loss	(3,065,161)
Accumulated net realized loss on investments and foreign
currency transactions	(364,689,161)
Net unrealized appreciation on investments, written options and
translation of assets and liabilities in foreign currencies	103,287,879

Net assets	$462,024,579

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($382,087,724 ÷ 18,263,908 shares)	$20.92
Class B ($36,572,762 ÷ 1,924,497 shares)[1]	$19.00
Class C ($30,028,355 ÷ 1,578,886 shares)[1]	$19.02
Class I ($13,335,738 ÷ 602,334 shares)	$22.14

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$22.02

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Small Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Securities lending	$429,319
Dividends	256,290
Interest	2,204

Total investment income	687,813

Expenses

Investment management fees (Note 5)	1,428,540
Distribution and service fees (Note 5)	807,437
Accounting and legal services fees (Note 5)	44,314
Transfer agent fees (Note 5)	920,573
Trustees’ fees (Note 5)	16,024
State registration fees	31,314
Printing and postage fees	84,504
Professional fees	20,211
Custodian fees	32,685
Registration and filing fees	5,405
Other	93,477

Total expenses	3,484,484
Less expense reductions (Note 5)	(3,082)

Net expenses	3,481,402

Net investment loss	(2,793,589)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	25,345,644
Investments in affiliated issuers	(11,318)
Foreign currency transactions	(14,496)
25,319,830
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	77,697,030
Investments in affiliated issuers	(23,468)
Written options	37,000
Translation of assets and liabilities in foreign currencies	381

77,710,943

Net realized and unrealized gain	103,030,773

Increase in net assets from operations	$100,237,184

See notes to financial statements	Semiannual report | Small Cap Equity Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month
	period ended	Year
	4-30-10	ended
	(unaudited)	10-31-09
Increase (decrease) in net assets

From operations
Net investment loss	($2,793,589)	($4,436,327)
Net realized gain (loss)	25,319,830	(46,763,248)
Change in net unrealized appreciation (depreciation)	77,710,943	132,097,489

Increase in net assets resulting from operations	100,237,184	80,897,914

From Fund share transactions (Note 6)	20,048,914	(47,348,923)

Total increase	120,286,098	33,548,991

Net assets

Beginning of period	341,738,481	308,189,490

End of period	$462,024,579	$341,738,481

Accumulated net investment loss	($3,065,161)	($271,572)

18	Small Cap Equity Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05
Per share operating performance

Net asset value, beginning of period	$16.27	$12.58	$24.60	$22.00	$20.00	$17.38
Net investment loss[2]	(0.12)	(0.18)	(0.18)[3]	(0.26)	(0.21)	(0.20)
Net realized and unrealized gain (loss)
on investments	4.77	3.87	(11.84)	2.86	2.21	2.82
Total from investment operations	4.65	3.69	(12.02)	2.60	2.00	2.62
Net asset value, end of period	$20.92	$16.27	$12.58	$24.60	$22.00	$20.00
Total return (%)	28.58[4,5]	29.33[4]	(48.86)[4]	11.82	10.00[4]	15.07[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$382	$279	$240	$539	$620	$214
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.64[6]	1.77	1.49	1.40	1.42	1.47
Expenses net of fee waivers	1.64[6]	1.71	1.49	1.40	1.40	1.42
Expenses net of fee waivers and credits	1.64[6]	1.71	1.49	1.40	1.40	1.42
Net investment loss	(1.29)[6]	(1.30)	(0.95)[3]	(1.14)	(1.00)	(1.05)
Portfolio turnover (%)	47	103[7]	58	35	30	38

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.07 and 0.35%, respectively.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Small Cap Equity Fund	19

CLASS B SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05
Per share operating performance

Net asset value, beginning of period	$14.83	$11.55	$22.77	$20.50	$18.77	$16.43
Net investment loss[2]	(0.17)	(0.25)	(0.31)[3]	(0.40)	(0.34)	(0.31)
Net realized and unrealized gain (loss)
on investments	4.34	3.53	(10.91)	2.67	2.07	2.65
Total from investment operations	4.17	3.28	(11.22)	2.27	1.73	2.34
Net asset value, end of period	$19.00	$14.83	$11.55	$22.77	$20.50	$18.77
Total return (%)	28.12[4,5]	28.40[4]	(49.28)[4]	11.07	9.22[4]	14.24[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$37	$37	$46	$146	$189	$140
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.34[6]	2.49	2.19	2.10	2.12	2.17
Expenses net of fee waivers	2.34[6]	2.45	2.19	2.10	2.10	2.12
Expenses net of fee waivers and credits	2.34[6]	2.45	2.19	2.10	2.10	2.12
Net investment loss	(2.00)[6]	(2.03)	(1.70)[3]	(1.84)	(1.71)	(1.75)
Portfolio turnover (%)	47	103[7]	58	35	30	38

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.06 and 0.35%, respectively.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS C SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05
Per share operating performance

Net asset value, beginning of period	$14.84	$11.56	$22.77	$20.50	$18.77	$16.43
Net investment loss[2]	(0.17)	(0.26)	(0.30)[3]	(0.40)	(0.35)	(0.31)
Net realized and unrealized gain (loss)
on investments	4.35	3.54	(10.91)	2.67	2.08	2.65
Total from investment operations	4.18	3.28	(11.21)	2.27	1.73	2.34
Net asset value, end of period	$19.02	$14.84	$11.56	$22.77	$20.50	$18.77
Total return (%)	28.17[4,5]	28.37[4]	(49.23)[4]	11.07	9.22[4]	14.24[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$30	$18	$17	$43	$54	$48
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.34[6]	2.49	2.19	2.10	2.12	2.17
Expenses net of fee waivers	2.34[6]	2.43	2.19	2.10	2.10	2.12
Expenses net of fee waivers and credits	2.34[6]	2.43	2.19	2.10	2.10	2.12
Net investment loss	(1.98)[6]	(2.01)	(1.67)[3]	(1.84)	(1.71)	(1.75)
Portfolio turnover (%)	47	103[7]	58	35	30	38

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.06 and 0.35%, respectively.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

20	Small Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05
Per share operating performance

Net asset value, beginning of period	$17.16	$13.16	$25.57	$22.73	$20.56	$17.77
Net investment loss[2]	(0.06)	(0.07)	(0.12)[3]	(0.14)	(0.10)	(0.10)
Net realized and unrealized gain (loss)
on investments	5.04	4.07	(12.29)	2.98	2.27	2.89
Total from investment operations	4.98	4.00	(12.41)	2.84	2.17	2.79
Net asset value, end of period	$22.14	$17.16	$13.16	$25.57	$22.73	$20.56
Total return (%)	29.02[4,5]	30.40[4]	(48.53)[4]	12.49	10.55	15.70

Ratios and supplemental data

Net assets, end of period (in millions)	$13	$8	$3	$34	$23	$25
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.92[6]	0.91	0.84	0.83	0.85	0.87
Expenses net of fee waivers	0.92[6]	0.91	0.84	0.83	0.85	0.87
Expenses net of fee waivers and credits	0.92[6]	0.91	0.84	0.83	0.85	0.87
Net investment loss	(0.58)[6]	(0.49)	(0.57)[3]	(0.59)	(0.45)	(0.50)
Portfolio turnover (%)	47	103[7]	58	35	30	38

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.07 and 0.35%, respectively.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Small Cap Equity Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Small Cap Equity Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Class R1 shares merged into Class A shares on August 21, 2009.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type.

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	4-30-10	QUOTED PRICE	INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$76,005,721	$76,005,721	—	—
Consumer Staples	2,993,065	2,993,065	—	—
Energy	25,607,414	25,607,414	—	—
Financials	43,052,504	32,621,546	—	$10,430,958
Health Care	90,206,063	90,206,063	—	—
Industrials	45,253,319	45,253,319	—	—
Information Technology	118,091,843	118,091,843	—	—
Materials	41,882,837	41,661,290	$221,547	—

22	Small Cap Equity Fund | Semiannual report

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	4-30-10	QUOTED PRICE	INPUTS	INPUTS

Short-Term Investments	146,847,619	131,547,670	15,299,949	—

Total Investments in
Securities	$589,940,385	$563,987,931	$15,521,496	$10,430,958
Other Financial
Instruments	(4,400)	(4,400)	—	—
Totals	$589,935,985	$563,983,531	$15,521,496	$10,430,958

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

INVESTMENTS IN SECURITIES	FINANCIALS

Balance as of 10-31-09	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$5,086,536
Net purchases (sales)	5,344,422
Net transfers in and/out of Level 3	—
Balance as of 4-30-10	$10,430,958

During the six-month period ended April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a floating rate fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the

Semiannual report | Small Cap Equity Fund	23

Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of discounts/premiums on debt securities.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is a floating rate fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized securities gains and losses is reflected as a component of securities gains and losses.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended April 30, 2010, there were no significant borrowings under the line of credit by the Fund.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

24	Small Cap Equity Fund | Semiannual report

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $386,032,949 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of October 31, 2009.

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31
2010	2011	2014	2016	2017

$139,953,021	$65,557,630	$1,384,074	$132,704,352	$46,433,872

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to net operating losses, passive foreign investment companies and expiration of capital loss carryforward.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including written and purchased options, in order to meet its investment objectives. The Fund may use derivatives to manage against possible changes in the market value of the Fund’s assets, mitigate exposure to fluctuations in currency values or interest rates, or protect the Fund’s unrealized gains.

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the

Semiannual report | Small Cap Equity Fund	25

right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the fund’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less then the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the six months ended April, 30, 2010, the Fund wrote options contracts to hedge against anticipated changes in securities markets. The following tables summarize the Fund’s written options activities during the six months ended April 30, 2010 and contracts held at April 30, 2010.

	NUMBER
	OF CONTRACTS	PREMIUMS

Outstanding, beginning of period	—	—
Options written	200	$41,400
Options closed	—	—
Options closed	—	—
Outstanding, end of period	200	$41,400

			NUMBER OF
NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	CONTRACTS	PREMIUM	VALUE

CALLS
BioMarin
Pharmaceutical, Inc.	$25	May 2010	200	$41,400	($4,400)

Fair value of derivative instruments by risk category. The table below summarizes the fair values of derivatives held by the Fund at April 30, 2010, by risk category:

	STATEMENT OF ASSETS	FINANCIAL	ASSET	LIABILITY
	AND LIABILITIES	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity Contracts	Written options	Written options	—	($4,400)
	at value

Total			—	($4,400)

26	Small Cap Equity Fund | Semiannual report

Effect of derivative instruments on the Statement of Operations. The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the six months ended April 30, 2010:

		WRITTEN OPTION
RISK	STATEMENT OF OPERATIONS LOCATION	CONTRACTS	TOTAL

Equity Contracts	Change in unrealized appreciation	$37,000	$37,000
	(depreciation) of written options
Total		$37,000	$37,000

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $1,000,000,000 of the Fund’s average daily net assets and (b) 0.685% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2010 were equivalent to an annual effective rate of 0.70% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.64%, 2.34%, 2.34% and 1.09% for Class A, Class B, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. These expense limitations shall remain in effect until February 28, 2011 and thereafter until terminated by the Adviser. In addition, the Adviser voluntarily waived certain other expenses.

Accordingly, the expense reductions or reimbursements related to this agreement were $2,560, $340 and $182 for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2010.

Accounting and legal services. Pursuant to a separate service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended April 30, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Semiannual report | Small Cap Equity Fund	27

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $82,657 for the six months ended April 30, 2010. Of this amount, $11,198 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $56,563 was paid as sales commissions to broker-dealers and $14,896 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2010, CDSCs received by the Distributor amounted to $21,982 and $1,131 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B, Class C and 0.04% for Class I, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Class Level expenses for six months ended April 30, 2010 were:

	Distribution	Transfer
Share class	and service fees	agent fees

Class A	$499,048	$773,109
Class B	186,235	87,572
Class C	122,154	56,932
Class I	—	2,960
Total	$807,437	$920,573

28	Small Cap Equity Fund | Semiannual report

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statements of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2010 and the year ended October 31, 2009 were as follows:

	Six months ended 4-30-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,397,055	$26,629,849	4,231,947	$55,401,846
Issued in reorganization (Note 9)	1,617,427	29,997,835	—	—
Exchanged from Class R1	—	—	96,428	1,626,599
Repurchased	(1,885,335)	(35,435,341)	(6,282,145)	(83,377,799)
Net increase (decrease)	1,129,147	$21,192,343	(1,953,770)	($26,349,354)

Class B shares

Sold	77,444	$1,337,296	365,049	$4,841,799
Issued in reorganization (Note 9)	170,339	2,875,127	—	—
Repurchased	(787,364)	(13,681,605)	(1,876,988)	(23,511,844)
Net decrease	(539,581)	($9,469,182)	(1,511,939)	($18,670,045)

Class C shares

Sold	55,495	$974,023	154,124	$1,883,380
Issued in reorganization (Note 9)	451,828	7,632,498	—	—
Repurchased	(155,412)	(2,714,777)	(408,258)	(4,933,719)
Net increase (decrease)	351,911	$5,891,744	(254,134)	($3,050,339)

Class I shares

Sold	139,865	$2,817,739	1,876,016	$23,237,676
Issued in reorganization (Note 9)	109,640	2,148,032	—	—
Repurchased	(125,592)	(2,531,762)	(1,661,717)	(20,383,912)
Net increase	123,913	$2,434,009	214,299	$2,853,764

Class R1 shares

Sold	—	—	49,802	$631,789
Exchanged for Class A	—	—	(97,533)	(1,626,599)
Repurchased	—	—	(76,911)	(1,138,139)
Net increase (decrease)	—	—	(124,642)	($2,132,949)

Net increase (decrease)	1,065,390	$20,048,914	(3,630,186)	($47,348,923)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $191,688,513 and $186,061,539, respectively, for the six months ended April 30, 2010.

Semiannual report | Small Cap Equity Fund	29

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended April 30, 2010, is set forth below:

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value
A.C. Moore Arts & Crafts, Inc.
bought: 967,287,
sold: none	250,113	1,217,400	—	—	$4,966,992

Note 9 — Reorganization

On December 2, 2009, the shareholders of John Hancock Small Cap Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of the Fund (the Acquiring Fund).

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Acquiring Fund; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with a fund with a similar objective. The combined fund may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on January 22, 2010. The following outlines the reorganization:

				SHARES	SHARES
		ACQUIRED NET	DEPRECIATION	REDEEMED	ISSUED	ACQUIRING	ACQUIRING
		ASSET VALUE OF	OF ACQUIRED	BY THE	BY THE	FUND NET	FUND TOTAL NET
ACQUIRING	ACQUIRED	THE ACQUIRED	FUND’S	ACQUIRED	ACQUIRING	ASSETS PRIOR TO	ASSETS AFTER
FUND	FUND	FUND	INVESTMENTS	FUND	FUND	COMBINATION	COMBINATION

Small Cap	Small Cap
Equity Fund	Fund	$42,653,492	($1,248,734)	5,016,424	2,349,236	$381,257,669	$423,911,161

At the time of the reorganization, certain capital loss carryforward attributable to the Acquired Fund may be able to be used by the Acquiring Fund to offset future net realized capital gains. To the extent that such carryforward is used by the Acquiring Fund, it will reduce the amount of capital gain distributions to be paid, though the availability of the capital loss carryforward attributable to the reorganization may be limited in any given year. The table below outlines the capital loss carryforward transferred from the Acquired Fund to the Acquiring Fund:

ACQUIRING FUND	ACQUIRED FUND	EXPIRES — 10-31-16	EXPIRES — 10-31-17

Small Cap Equity Fund	Small Cap Fund	$5,343,313	$19,224,651

30	Small Cap Equity Fund | Semiannual report

Assuming the acquisition had been completed on November 1, 2009, the beginning of the annual reporting period, the Acquiring Fund’s pro forma results of operations for the six months ended April 30, 2010 are as follows:

Net investment income (loss)	($2,954,737)
Net gain (loss)	38,454,927
Increase (decrease) in net assets from operations	104,093,005

Because the combined Fund has been managed as a single integrated Fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations for the period ended April 30, 2010. See Note 6 for capital shares issued in connection with the above referenced reorganization.

Semiannual report | Small Cap Equity Fund	31

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

32	Small Cap Equity Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.	370SA 4/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/10

John Hancock

MUTUAL FUNDS

John Hancock

Financial Industries Fund

Semiannual Report

4.30.10

A look at performance

For the period ended April 30, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)
	1-year	5-year	10-year	Since inception[2]	6-months	1-year	5-year	10-year	Since inception[2]

Class A	38.92	–1.73	0.68	—	12.08	38.92	–8.35	6.96	—
Class B	40.14	–1.66	0.64	—	12.59	40.14	–8.02	6.57	—
Class C	44.14	–1.39	0.50	—	16.59	44.14	–6.75	5.07	—
Class I1	46.75	–0.25	—	0.12	18.24	46.75	–1.24	—	1.09

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until February 28, 2011 for Class A, Class B, Class C and Class I shares. The net expenses are as follows: Class A — 1.50%, Class B — 2.20%, Class C — 2.20% and Class I — 1.02%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.69%, Class B — 2.39%, Class C — 2.39% and Class I — 1.37%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I shares prospectus.

2 From March 1, 2001.

6	Financial Industries Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Financial Industries Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index 1	Index 2

Class B2	4-30-00	$10,657	$10,657	$8,766	$9,808

Class C2	4-30-00	10,507	10,507	8,766	9,808

Class I3	3-1-01	10,109	10,109	7,425	11,364

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2010. The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Financial Index — Index 1 — is an unmanaged index of financial sector stocks in the S&P 500 Index.

S&P 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I shares prospectus.

Semiannual report | Financial Industries Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2009 with the same investment held until April 30, 2010.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,180.20	$8.11

Class B	1,000.00	1,175.90	11.87

Class C	1,000.00	1,175.90	11.87

Class I	1,000.00	1,182.40	5.52

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Financial Industries Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2009, with the same investment held until April 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,017.40	$7.50

Class B	1,000.00	1,013.90	10.99

Class C	1,000.00	1,013.90	10.99

Class I	1,000.00	1,019.70	5.11

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.20%, 2.20% and 1.02% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Financial Industries Fund	9

Portfolio summary

Top 10 Holdings[1]

Bank of America Corp.	5.9%	PNC Financial Services Group, Inc.	4.2%

JPMorgan Chase & Company	5.0%	U.S. Bancorp	4.1%

Wells Fargo & Company	4.9%	Lazard, Ltd., Class A	4.1%

East West Bancorp, Inc.	4.6%	State Street Corp.	4.0%

The Charles Schwab Corp.	4.4%	ACE, Ltd.	3.2%

Sector Composition[2,3]

Commercial Banks	30%	Real Estate Investment Trusts	6%

Capital Markets	24%	Consumer Finance	3%

Insurance	21%	Thrift & Mortgage Finance	1%

Diversified Financial Services	12%	Short-Term Investments & Other	3%

1 As a percentage of net assets on April 30, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2010.

3 Investments focused on one sector may fluctuate more widely than investments across multiple sectors.

10	Financial Industries Fund | Semiannual report

Fund’s investments

As of 4-30-10 (unaudited)

	Shares	Value

Common Stocks 96.14%		$332,417,710

(Cost $271,766,038)

Financials 95.88%		331,522,782

Capital Markets 24.20%

Ameriprise Financial, Inc.	85,860	3,980,470

BlackRock, Inc.	30,239	5,563,976

Credit Suisse Group AG	46,035	2,103,800

Invesco, Ltd.	99,829	2,295,069

KBW, Inc. (I)	180,822	5,415,619

Knight Capital Group, Inc. (I)	91,493	1,422,716

Lazard, Ltd., Class A	364,481	14,090,835

Morgan Stanley	264,935	8,006,336

Northern Trust Corp.	29,149	1,602,612

State Street Corp.	314,888	13,697,628

The Blackstone Group LP	60,520	846,070

The Charles Schwab Corp.	791,459	15,267,244

The Goldman Sachs Group, Inc.	64,506	9,366,271

Commercial Banks 29.52%

1st United Bancorp, Inc. (I)	81,646	730,732

BB&T Corp.	140,163	4,659,018

Eagle Bancorp, Inc. (I)	30,721	387,085

East West Bancorp, Inc. (I)	901,843	15,900,394

Fifth Third Bancorp	193,436	2,884,131

First Michigan Bank	381,604	2,289,624

Glacier Bancorp, Inc.	138,685	2,564,286

Heritage Financial Corp. (I)	44,119	675,462

IBERIABANK Corp.	48,190	2,970,432

KeyCorp	474,972	4,284,247

Lakeland Financial Corp.	49,886	1,040,622

MB Financial, Inc.	29,779	729,586

PNC Financial Services Group, Inc.	218,266	14,669,658

Prosperity Bancshares, Inc.	21,025	824,601

Signature Bank (I)	122,797	4,958,543

SunTrust Banks, Inc.	36,036	1,066,666

SVB Financial Group (I)	56,674	2,790,061

TCF Financial Corp.	330,757	6,162,003

U.S. Bancorp	526,912	14,105,434

Union Bankshares Corp.	38,566	647,137

Washington Banking Company	55,063	792,357

Wells Fargo & Company	512,267	16,961,160

See notes to financial statements	Semiannual report | Financial Industries Fund	11

	Shares	Value
Consumer Finance 2.62%

Discover Financial Services	586,692	$9,070,258

Diversified Financial Services 12.15%

Bank of America Corp.	1,142,206	20,365,533

Interactive Brokers Group, Inc., Class A (I)	142,291	2,438,868

JPMorgan Chase & Company	401,996	17,116,990

NewStar Financial, Inc. (I)	273,600	2,095,776

Insurance 20.79%

ACE, Ltd.	208,886	11,110,646

Aon Corp.	107,734	4,574,386

Assured Guaranty, Ltd.	146,350	3,153,843

Berkshire Hathaway, Inc. Class A (I)	90	10,379,250

MetLife, Inc.	232,982	10,619,320

Old Republic International Corp.	334,826	5,025,738

PartnerRe, Ltd.	136,851	10,616,901

Principal Financial Group, Inc.	156,401	4,570,037

Prudential Financial, Inc.	112,348	7,140,839

The Progressive Corp.	232,793	4,676,811

Real Estate Investment Trusts 6.03%

AMB Property Corp.	47,357	1,319,366

Brandywine Realty Trust	87,633	1,116,444

General Growth Properties, Inc.	50,000	785,000

H&R Real Estate Investment Trust (I)	60,000	1,027,761

Kimco Realty Corp.	74,448	1,160,644

Redwood Trust, Inc.	134,445	2,242,543

Simon Property Group, Inc.	75,556	6,725,992

Starwood Property Trust, Inc.	64,528	1,222,806

Vornado Realty Trust	32,991	2,750,460

Walter Investment Management Corp.	137,078	2,485,224

Thrifts & Mortgage Finance 0.57%

First Financial Holdings, Inc.	35,261	497,885

Flushing Financial Corp.	44,119	600,460

Washington Federal, Inc.	42,835	881,116

Information Technology 0.26%		894,928

IT Services 0.26%

MasterCard, Inc.	3,608	894,928

Preferred Stocks 0.62%		$2,143,561

(Cost $2,022,694)

Financials 0.62%		2,143,561

Diversified Financial Services 0.16%

Citigroup, Inc., 8.500%	5,357	110,943

Citigroup, Inc., 8.125%	22,190	445,575

Thrifts & Mortgage Finance 0.46%

Doral Financial Corp. (I)	1,554	1,587,043

12	Financial Industries Fund | Semiannual report	See notes to financial statements

			Shares	Value

Convertible Bonds 0.28%				$953,750

(Cost $1,014,870)

Financials 0.28%				953,750
The PMI Group, Inc., 4.500%, due 04-15-2020			1,000,000	953,750

Warrants 0.05%				$190,512

(Cost $174,526)

Financials 0.05%				190,512
Washington Federal, Inc. (Expiration Date: 11-14-2018,
Strike Price: USD 17.57) (I)			23,520	190,512

Short-Term Investments 0.92%				$3,199,989

(Cost $3,199,989)
		Maturity
	Yield*	date	Par value	Value
Short-Term Securities 0.92%				3,199,989
Federal Home Loan Bank Discount Note	0.060%	05-03-10	$3,200,000	3,199,989

Total investments (Cost $278,178,117)† 98.01%				$338,905,522

Other assets and liabilities, net 1.99%				$6,865,477

Total net assets 100.00%				$345,770,999

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $283,921,072. Net unrealized appreciation aggregated $54,984,450, of which $68,063,803 related to appreciated investment securities and $13,079,353 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Financial Industries Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $278,178,117)	$338,905,522
Cash	361,852
Receivable for investments sold	3,973,980
Receivable for fund shares sold	160,065
Dividends and interest receivable	290,015
Other assets	3,688,680
Total assets	347,380,114

Liabilities

Payable for investments purchased	461,775
Payable for fund shares repurchased	762,479
Written options, at value (Premiums received $99,750) (Note 3)	26,700
Payable to affiliates
Accounting and legal services fees	6,843
Transfer agent fees	164,554
Distribution and service fees	85,440
Trustees’ fees	38,864
Management fees	74
Other liabilities and accrued expenses	62,386
Total liabilities	1,609,115

Net assets

Capital paid-in	$376,536,928
Accumulated distributions in excess of net investment income	(961,080)
Accumulated net realized loss on investments and foreign
currency transactions	(90,605,278)
Net unrealized appreciation (depreciation) on investments, written options
and translation of assets and liabilities in foreign currencies	60,800,429

Net assets	$345,770,999

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($308,615,532 ÷ 28,424,192 shares)	$10.86
Class B ($20,618,918 ÷ 2,030,350 shares)[1]	$10.16
Class C ($16,529,721 ÷ 1,627,228 shares)[1]	$10.16
Class I ($6,828 ÷ 614.628 shares)	$11.11

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.43

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Financial Industries Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,287,643
Interest	1,765
Less foreign taxes withheld	(3,902)

Total investment income	2,285,506

Expenses

Investment management fees (Note 5)	1,313,197
Distribution and service fees (Note 5)	615,107
Accounting and legal services fees (Note 5)	39,412
Transfer agent fees (Note 5)	542,263
Trustees’ fees (Note 5)	8,774
State registration fees	30,147
Printing and postage fees	58,669
Professional fees	30,721
Registration and filing fees	10,802
Other	124

Total expenses	2,649,216
Less expense reductions (Note 5)	(77,605)

Net expenses	2,571,611

Net investment loss	(286,105)

Realized and unrealized gain (loss)

Net realized gain on
Investments	8,413,381
Foreign currency transactions	620
8,414,001
Change in net unrealized appreciation (depreciation) of
Investments	46,059,942
Written options	73,050
Translation of assets and liabilities in foreign currencies	119
46,133,111
Net realized and unrealized gain	54,547,112
Increase in net assets from operations	$54,261,007

See notes to financial statements	Semiannual report | Financial Industries Fund	15

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month
	period ended	Year
	4-30-10	ended
	(unaudited)	10-31-09

Increase (decrease) in net assets

From operations
Net investment income (loss)	($286,105)	$1,442,206
Net realized gain (loss)	8,414,001	(50,881,724)
Change in net unrealized appreciation (depreciation)	46,133,111	63,951,587

Increase in net assets resulting from operations	54,261,007	14,512,069

Distributions to shareholders
From net investment income
Class A	(1,179,418)	(4,003,718)
Class B	—	(136,591)
Class C	—	(63,038)
Class I	(47)	(106)

Total distributions	(1,179,465)	(4,203,453)

From Fund share transactions (Note 6)	(21,948,783)	(35,933,898)

Total increase (decrease)	31,132,759	(25,625,282)

Net assets

Beginning of period	314,638,240	340,263,522

End of period	$345,770,999	$314,638,240

Undistributed (accumulated distributions in excess of) net
investment income	($961,080)	$504,490

16	Financial Industries Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of period	$9.24	$8.78	$20.21	$21.38	$19.50	$17.76
Net investment income[2]	—[3]	0.05	0.11	0.13	0.13[4]	0.09
Net realized and unrealized gain (loss)
on investments	1.66	0.53	(7.62)	1.41	3.18	2.10
Total from investment operations	1.66	0.58	(7.51)	1.54	3.31	2.19
Less distributions
From net investment income	(0.04)	(0.12)	(0.09)	(0.14)	(0.06)	(0.12)
From net realized gain	—	—	(3.83)	(2.57)	(1.37)	(0.33)
Total distributions	(0.04)	(0.12)	(3.92)	(2.71)	(1.43)	(0.45)
Net asset value, end of period	$10.86	$9.24	$8.78	$20.21	$21.38	$19.50
Total return (%)[5,6]	18.02[7]	7.02	(45.40)	7.84	17.86	12.57

Ratios and supplemental data

Net assets, end of period (in millions)	$309	$278	$296	$648	$703	$481
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.55[8]	1.72	1.51	1.40	1.46	1.48
Expenses net of fee waivers	1.50[8]	1.46	1.39	1.35	1.40	1.44
Expenses net of fee waivers and credits	1.50[8]	1.46	1.38	1.35	1.40	1.44
Net investment income (loss)	(0.10)[8]	0.59	0.88	0.63	0.64[4]	0.50
Portfolio turnover (%)	18	48	52	72	25	14

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Less than ($0.005) per share.

4 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund, which amounted to $0.04 per share and 0.22% of average net assets.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements	Semiannual report | Financial Industries Fund	17

CLASS B SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of period	$8.64	$8.18	$19.11	$20.34	$18.67	$17.03
Net investment income (loss)[2]	(0.04)	—[3]	0.02	(0.01)	0.02[4]	(0.03)
Net realized and unrealized gain (loss)
on investments	1.56	0.50	(7.12)	1.35	3.02	2.00
Total from investment operations	1.52	0.50	(7.10)	1.34	3.04	1.97
Less distributions
From net investment income	—	(0.04)	—	—	—	—
From net realized gain	—	—	(3.83)	(2.57)	(1.37)	(0.33)
Total distributions	—	(0.04)	(3.83)	(2.57)	(1.37)	(0.33)
Net asset value, end of period	$10.16	$8.64	$8.18	$19.11	$20.34	$18.67
Total return (%)[5,6]	17.59[7]	6.23	(45.76)	7.12	17.10	11.75

Ratios and supplemental data

Net assets, end of period (in millions)	$21	$21	$30	$103	$162	$418
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.25[8]	2.42	2.21	2.10	2.16	2.18
Expenses net of fee waivers	2.20[8]	2.16	2.09	2.05	2.10	2.14
Expenses net of fee waivers and credits	2.20[8]	2.16	2.08	2.05	2.10	2.14
Net investment income (loss)	(0.77)[8]	(0.06)	0.19	(0.05)	0.12[4]	(0.16)
Portfolio turnover (%)	18	48	52	72	25	14

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Less than ($0.005) per share.

4 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund, which amounted to $0.05 per share and 0.24% of average net assets.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

CLASS C SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of period	$8.64	$8.17	$19.09	$20.33	$18.67	$17.03
Net investment income (loss)[2]	(0.04)	(0.01)	0.02	(0.01)	—[3,4]	(0.03)
Net realized and unrealized gain (loss)
on investments	1.56	0.52	(7.11)	1.34	3.03	2.00
Total from investment operations	1.52	0.51	(7.09)	1.33	3.03	1.97
Less distributions
From net investment income	—	(0.04)	—	—	—	—
From net realized gain	—	—	(3.83)	(2.57)	(1.37)	(0.33)
Total distributions	—	(0.04)	(3.83)	(2.57)	(1.37)	(0.33)
Net asset value, end of period	$10.16	$8.64	$8.17	$19.09	$20.33	$18.67
Total return (%)[5,6]	17.59[7]	6.36	(45.76)	7.07	17.04	11.75

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$15	$14	$19	$23	$24
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.25[8]	2.41	2.21	2.10	2.16	2.18
Expenses net of fee waivers	2.20[8]	2.16	2.09	2.05	2.10	2.14
Expenses net of fee waivers and credits	2.20[8]	2.16	2.08	2.05	2.10	2.14
Net investment income (loss)	(0.80)[8]	(0.14)	0.17	(0.07)	(0.01)[4]	(0.18)
Portfolio turnover (%)	18	48	52	72	25	14

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Less than ($0.005) per share.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.04 per share and 0.23% of average net assets.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

18	Financial Industries Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of period	$9.47	$9.01	$20.65	$21.80	$19.85	$18.07
Net investment income[2]	0.02	0.08	0.18	0.22	0.24[3]	0.20
Net realized and unrealized gain (loss)
on investments	1.70	0.55	(7.81)	1.44	3.24	2.13
Total from investment operations	1.72	0.63	(7.63)	1.66	3.48	2.33
Less distributions
From net investment income	(0.08)	(0.17)	(0.18)	(0.24)	(0.16)	(0.22)
From net realized gain	—	—	(3.83)	(2.57)	(1.37)	(0.33)
Total distributions	(0.08)	(0.17)	(4.01)	(2.81)	(1.53)	(0.55)
Net asset value, end of period	$11.11	$9.47	$9.01	$20.65	$21.80	$19.85
Total return (%)[4]	18.24[5,6]	7.60[5]	(45.18)[5]	8.31	18.49	13.17

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.75[8]	1.40	0.94	0.91	0.90	0.91
Expenses net of fee waivers	1.02[8]	0.99	0.94	0.91	0.90	0.91
Expenses net of fee waivers and credits	1.02[8]	0.99	0.93	0.91	0.90	0.91
Net investment income	0.37[8]	1.06	1.33	1.07	1.17[3]	1.04
Portfolio turnover (%)	18	48	52	72	25	14

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Based on the average daily shares outstanding.

3 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund, which amounted to $0.05 per share and 0.23% of average net assets.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements	Semiannual report | Financial Industries Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Financial Industries Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class I shares on April 30, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20	Financial Industries Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	4-30-10	QUOTED PRICE	INPUTS	INPUTS

Common Stocks
Capital Markets	$83,658,646	$83,658,646	—	—
Commercial Banks	102,093,239	83,903,221	—	$18,190,018
Consumer Finance	9,070,258	9,070,258	—	—
Diversified Financial
Services	42,017,167	42,017,167	—	—
Insurance	71,867,771	71,867,771	—	—
Real Estate Investment
Trusts	20,836,240	20,836,240	—	—
Thrifts & Mortgage
Finance	1,979,461	1,979,461	—	—
IT Services	894,928	894,928	—	—
Preferred Stocks
Diversified Financial
Services	556,518	556,518	—	—
Thrifts & Mortgage
Finance	1,587,043	—	$1,587,043	—
Convertible Bonds
Thrifts & Mortgage
Finance	953,750	—	953,750	—
Warrants
Thrifts & Mortgage
Finance	190,512	190,512	—	—
Short-Term Investments	3,199,989	—	3,199,989	—

Total investments in
securities	$338,905,522	$314,974,722	$5,740,782	$18,190,018
Other Financial
Instruments	(26,700)	(26,700)	—	—
Totals	$338,878,822	$314,948,022	$5,740,782	$18,190,018

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

INVESTMENTS IN SECURITIES	COMMERCIAL BANKS

Balance as of October 31, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$7,753,652
Net purchases (sales)	10,436,366
Transfers in and/or out of Level 3	—
Balance as of April 30, 2010	$18,190,018

During the six-month period ended April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities

Semiannual report | Financial Industries Fund	21

exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of discounts/premiums on debt securities.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six-month period ended April 30, 2010, there were no significant borrowings under the line of credit by the Fund.

Capital commitments. The Fund may enter into agreements relating to certain capital commitments and may be obligated to perform under such agreements at a future date. Capital commitments are monitored for impairment and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and the Statement of Operations. At April 30, 2010, the Fund has a funded commitment of $3,626,992 and this amount has been recorded as Other Assets. In addition, there was no unrealized appreciation (depreciation) associated with these commitments.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

22	Financial Industries Fund | Semiannual report

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $93,493,218 available to offset future net realized capital gains as of October 31, 2009. The loss carryforward expires as follows: October 31, 2016 — $43,097,304 and October 31, 2017 — $50,395,914.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to partnerships.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including written and purchased options, in order to meet its investment objectives. The Fund may use derivatives to manage against anticipated changes in securities markets, gain exposure to securities and to enhance potential gains.

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the

Semiannual report | Financial Industries Fund	23

right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the fund’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less then the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the six months ended April, 30, 2010, the Fund used written options to hedge against anticipated changes in certain securities. The following tables summarize the Fund’s written options activities during the six months ended April 30, 2010 and contracts held at April 30, 2010.

	NUMBER	PREMIUMS
	OF CONTRACTS	RECEIVED (PAID)

Outstanding, beginning of period	—	—
Options written	300	$99,750
Options closed	—	—
Options closed	—	—
Outstanding, end of period	300	$99,750

			NUMBER OF
NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	CONTRACTS	PREMIUM	VALUE

CALLS
The Goldman Sachs
Group, Inc.	$170	May 2010	150	$38,669	($10,050)
The Goldman Sachs
Group, Inc.	$165	May 2010	150	61,081	($16,650)
Total				$99,750	($26,700)

Fair value of derivative instruments by risk category. The table below summarizes the fair values of derivatives held by the Fund at April 30, 2010, by risk category:

	STATEMENT OF ASSETS	FINANCIAL	ASSET	LIABILITY
	AND LIABILITIES	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity Contracts	Written options	Written options	—	($26,700)
	at value

Total			—	($26,700)

24	Financial Industries Fund | Semiannual report

Effect of derivative instruments on the Statement of Operations. The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the six months ended April 30, 2010:

		WRITTEN OPTION
RISK	STATEMENT OF OPERATIONS LOCATION	CONTRACTS	TOTAL

Equity Contracts	Change in unrealized appreciation	$73,050	$73,050
	(depreciation) of written options

Total		$73,050	$73,050

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.800% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.750% of the next $500,000,000 of the Fund’s average daily net assets; (c) 0.735% of the next $1,000,000,000 of the Fund’s average daily net assets; and (d) 0.725% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2010 were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.50% for Class A, 2.20% for Class B, 2.20%% for Class C and 1.02% for Class I shares. The expense fee waivers and/or reimbursements will continue in effect until February 28, 2011. In addition, the Adviser voluntarily waived certain other expenses.

Accordingly, these expense reductions amounted to $69,362, $4,619, $3,601 and $23 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended April 30, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended April 30, 2010, amounted to an approximate annual rate of 0.02% of the Fund’s average daily net assets.

Semiannual report | Financial Industries Fund	25

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $109,427 for the six months ended April 30, 2010. Of this amount, $17,304 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $84,364 was paid as sales commissions to broker-dealers and $7,759 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2010, CDSCs received by the Distributor amounted to $19,126 and $1,081 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for all classes.

• Signature Services is reimbursed for certain out-of-pocket expenses. Class level expenses for the six months ended April 30, 2010 were:

	Distribution	Transfer
Share class	and service fees	agent fees

Class A	$434,149	$482,303
Class B	104,230	34,448
Class C	76,728	25,486
Class I	—	26
Total	$615,107	$542,263

Trustees expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance

26	Financial Industries Fund | Semiannual report

with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six-month period ended April 30, 2010 and for the year ended October 31, 2009 were as follows:

	For the six-month period
	ended 4-30-10 (unaudited)		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	891,994	$9,147,913	2,674,418	$20,232,757
Distributions reinvested	99,008	946,515	448,015	3,194,346
Repurchased	(2,706,295)	(27,090,019)	(6,722,362)	(51,128,543)
Net decrease	(1,715,293)	($16,995,591)	(3,599,929)	($27,701,440)

Class B shares

Sold	102,723	$967,613	379,785	$2,749,221
Distributions reinvested	—	—	17,473	117,243
Repurchased	(544,039)	(5,143,975)	(1,610,572)	(11,246,035)
Net decrease	(441,316)	($4,176,362)	(1,213,314)	($8,379,571)

Class C shares

Sold	110,155	$1,068,674	476,819	$3,498,418
Distributions reinvested	—	—	7,249	48,640
Repurchased	(195,940)	(1,845,504)	(463,348)	(3,399,945)
Net increase (decrease)	(85,785)	($776,830)	20,720	$147,113

Net decrease	(2,242,394)	($21,948,783)	(4,792,523)	($35,933,898)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $55,414,030 and $75,766,757, respectively, for the six months ended April 30, 2010.

Semiannual report | Financial Industries Fund	27

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
The report is certified under the Sarbanes-Oxley
Thomas M. Kinzler	Act, which requires mutual funds and other public
Secretary and Chief Legal Officer	companies to affirm that, to the best of their
knowledge, the information in their financial reports
Francis V. Knox, Jr.	is fairly and accurately stated in all material respects.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee †Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

28	Financial Industries Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Financial Industries Fund.	700SA 4/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/10

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date:	June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date:	June 22, 2010

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	June 22, 2010